Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,959,927	$ 3,563,592
revenue from company segment	0	0
Segment depreciation and amortization	(175,854)	(167,167)
Operating income	504,400	444,895
Income from equity method investees	6,204	12,522
Segment assets	25,106,744		25,447,101
thereof investment in equity method investees	612,365		676,822
Capital expenditures, acquisitions and investments	223,092	336,788
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,951,403	3,553,805
revenue from company segment	1,389	1,280
Segment revenue	3,952,792	3,555,085
Segment depreciation and amortization	(141,160)	(132,670)
Operating income	583,709	516,008
Income from equity method investees	6,204	12,522
Segment assets		21,127,867
thereof investment in equity method investees		733,912
Capital expenditures, acquisitions and investments	170,370	269,536
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,771,479	2,392,907
revenue from company segment	1,290	1,280
Segment revenue	2,772,769	2,394,187
Segment depreciation and amortization	(97,190)	(87,649)
Operating income	340,084	335,562
Income from equity method investees	4,506	10,551
Segment assets		14,860,218
thereof investment in equity method investees		300,110
Capital expenditures, acquisitions and investments	121,232	204,899
EMEA [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	629,006	732,344
revenue from company segment	0	0
Segment revenue	629,006	732,344
Segment depreciation and amortization	(28,327)	(32,781)
Operating income	141,256	127,800
Income from equity method investees	1,063	1,164
Segment assets		4,099,282
thereof investment in equity method investees		298,359
Capital expenditures, acquisitions and investments	30,750	42,070
AP [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	353,038	242,780
revenue from company segment	0	0
Segment revenue	353,038	242,780
Segment depreciation and amortization	(10,831)	(7,526)
Operating income	84,512	34,091
Income from equity method investees	362	539
Segment assets		1,483,338
thereof investment in equity method investees		135,443
Capital expenditures, acquisitions and investments	12,929	12,090
LA [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	197,880	185,774
revenue from company segment	99	0
Segment revenue	197,979	185,774
Segment depreciation and amortization	(4,812)	(4,714)
Operating income	17,857	18,555
Income from equity method investees	273	268
Segment assets		685,029
thereof investment in equity method investees		0
Capital expenditures, acquisitions and investments	5,459	10,477
Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	8,524	9,787
revenue from company segment	(1,389)	(1,280)
Segment revenue	7,135	8,507
Segment depreciation and amortization	(34,694)	(34,497)
Operating income	(79,309)	(71,113)
Income from equity method investees	0	0
Segment assets		2,294,810
thereof investment in equity method investees		0
Capital expenditures, acquisitions and investments	$ 52,722	$ 67,252